Related party disclosures - Remuneration of KMP (Details) - AUD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Remuneration of KMP
Short-term Benefits	$ 23,805,197	$ 23,210,820
Post Employment Benefits	712,883	618,631
Other Long-term Benefits	36,572	297,495
Termination Benefits	558,984
Share-based Payments	20,691,480	16,086,623
Total	45,805,116	40,213,569
Parent Entity
Remuneration of KMP
Short-term Benefits	22,515,477	21,807,008
Post Employment Benefits	625,173	537,187
Other Long-term Benefits	36,572	297,495
Termination Benefits	558,984
Share-based Payments	19,783,900	15,301,417
Total	$ 43,520,106	$ 37,943,107